Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Schedule Of Acquisitions And Divestitures

For the years ended December 31	2012	2011	2010

Acquisitions
Canadian Division	$139	$410	$592
USA Division	240	105	141
Total Acquisitions	379	515	733

Divestitures
Canadian Division	(3,770)	(350)	(288)
USA Division	(271)	(1,730)	(595)
Corporate & Other	(2)	-	-
Total Divestitures	(4,043)	(2,080)	(883)
Net Acquisitions and Divestitures	$(3,664)	$(1,565)	$(150)